Registration No. 33-65818
                                                               File No. 811-7862


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
                  Pre-Effective Amendment No.                                [ ]
                  Post-Effective Amendment No. 12                            [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                  Amendment No. 14                                           [X]


                               CASH RESOURCE TRUST
               (Exact name of registrant as specified in charter)

                 200 Berkeley Street, Boston, Massachusetts 02116-5039
                    (Address of principal executive offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)


It is proposed  that this filing will become  effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on [date] pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                               CASH RESOURCE TRUST

                                     PART A

                                   PROSPECTUS

                                  EVERGREEN
                                         CRT Money Market Funds

   Evergreen CRT California Tax-Exempt Money Market Fund
   Evergreen CRT Money Market Fund
   Evergreen CRT New York Tax-Exempt Money Market Fund
   Evergreen CRT Tax-Exempt Money Market Fund
   Evergreen U.S. Government Money Market Fund

   Class A
   Prospectus, December 1, 2000                        [LOGO OF EVERGREEN FUNDS]


   The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks......................................................   1
Evergreen CRT California Tax-Exempt Money Market Fund.......................   2
Evergreen CRT Money Market Fund.............................................   4
Evergreen CRT New York Tax-Exempt Money Market Fund.........................   6
Evergreen CRT Tax-Exempt Money Market Fund..................................   8
Evergreen U.S. Government Money Market Fund.................................  10

GENERAL INFORMATION:

The Funds' Investment Advisors..............................................  12
How to Buy Shares...........................................................  12
How to Redeem Shares........................................................  13
How To Exchange Shares......................................................  13
Financial Institutions......................................................  13
Dividends and Distributions.................................................  14
The Tax Consequences of Investing in the Funds..............................  14
Fees and Expenses of the Funds..............................................  16
Financial Highlights........................................................  17
Other Fund Practices........................................................  20

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with preservation of capital and maintenance of liquidity.







Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

   INVESTMENT GOAL
   What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

   INVESTMENT STRATEGY
   How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

   RISK FACTORS
   What are the specific risks for an investor in the Fund?

   PERFORMANCE
   How well has the Fund performed in the past?

   EXPENSES
   How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS


    CRT Money Market Funds

typically rely on a combination of the following strategies:
 . maintaining $1.00 per share net asset value;
 . investing in high-quality, short-term money market instruments including
   U.S. government securities; and
 . selling a portfolio investment: (i) when the issuer's investment fundamentals begin to deteriorate; (ii) to take advantage of more attractive yield opportunities; (iii) when the investment no longer appears to meet the Fund's investment objective; (iv) when the Fund must meet redemptions; or (v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:
 . are seeking a conservative investment which invests in relatively safe securities;
 . are seeking a fund for short-term investment; and . are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

 ................................................................................

 Risk Factors For All Mutual Funds
 Please remember that mutual fund investment shares are:
 . not guaranteed to achieve their investment goal;
 . not deposits with a bank;
 . not insured, endorsed or guaranteed by the FDIC or any government agency; and
 . subject to investment risks, including possible loss of your original investment.

 Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

 Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

 Interest Rate Risk
 When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. When interest rates go down, interest earned by the Fund on its investment may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of the security held by the Fund, the more the Fund is subject to interest rate risk.


Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since your Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.

Concentration Risk
An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's bond issuers to pay interest and principal on their debt obligations.

Foreign Investment Risk
If the Fund invests in non-U.S. securities, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Governmental Issuers Risk
The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions affecting a particular state. Any reduction in the actual or perceived ability of an issuer of tax-exempt securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely adversely affect the market value and marketability of its obligations and could adversely affect the values of tax-exempt securities issued by others in that state as well.

                                                          CRT MONEY MARKET FUNDS

                                   EVERGREEN

                  CRT California Tax-Exempt Money Market Fund

 FUND FACTS:

 Goals:
 . High Rate of Current Income Exempt from Federal and State Income Tax . Preservation of Capital
 . Maintenance of Liquidity

 Principal Investment:
 . California Tax-Exempt Securities

 Class of Shares Offered in this Prospectus:
 . Class A

 Investment Advisor:
 . Evergreen Investment Management Company

 Dividend Payment Schedule:
 . Monthly
 ................................................................

   INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from federal income tax and California personal income tax as the investment advisor believes is consistent with preservation of capital and maintenance of liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest, as a fundamental policy, at least 80% of its assets in California tax-exempt securities, which are debt obligations issued by the State of California, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is, in the opinion of bond counsel, exempt from federal income tax and California personal income tax. The Fund may invest the remainder of its assets in investments of any kind described under "Other Fund Practices--Selection of Investments" on page 20.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 .Interest Rate Risk
 .Credit Risk
 .Concentration Risk
 .Governmental Issuer Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

The performance of the Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of California issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. Some of these conditions may include the performance of the defense and aerospace industries. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

Distributions of capital gains and other taxable income will be subject to California personal income tax at the rates applicable to ordinary income. Corporations subject to the California franchise tax are taxable on all distributions of income from the Fund.

CRT MONEY MARKET FUNDS

                                   EVERGREEN


   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since its inception on 12/9/1996. It should provide you with some indication of the risks of investing in the Fund by giving you a general idea of how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)


                                    [GRAPH]

                              1997          2.78%
                              1998          2.50%
                              1999          2.33%


Best Quarter:2nd Quarter 1997  +0.73%
Worst Quarter:1st Quarter 1999 +0.48%

Year-to-date total return through 9/30/2000 is +2.33%.

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/1999)

               Inception                                                       Performance
                Date of                                                           Since
                 Class           1 year         5 year         10 year          Inception

  Class A      12/9/1996         2.33%           N/A             N/A              2.54%

To obtain current yield information call 1-800-343-2898.
   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses   Class A

  Maximum deferred sales charge (as   None
  a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                 Total Fund
                   Fees              Fees            Expenses           Operating Expenses

  Class A         0.22%              0.33%            0.23%                   0.78%

+Actual for fiscal year ended 7/31/2000.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Class A
  1 year      $80
  3 years    $249
  5 years    $433
  10 years   $966

                                                          CRT MONEY MARKET FUNDS

                                   EVERGREEN

                             CRT Money Market Fund

 FUND FACTS:

 Goals:
 . High Rate of Current Income
 . Preservation of Capital
 . Maintenance of Liquidity

 Principal Investment:
 . Money Market Instruments

 Class of Shares Offered in this Prospectus:
 . Class A

 Investment Advisor:
 . Evergreen Investment Management

 Dividend Payment Schedule:
 . Monthly
 .................................................................

   INVESTMENT GOAL

The Fund seeks as high a rate of current income as the investment advisor believes is consistent with preservation of capital and maintenance of liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests in a portfolio of high-quality money market instruments consisting exclusively of: bank certificates of deposit (CD's) (negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return); bankers' acceptances (negotiable drafts or bills of exchange, which have been accepted by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity); prime commercial paper (high-grade, short-term obligations issued by banks, corporations, and other issuers); corporate obligations (high-grade, short-term obligations other than prime commercial paper); U.S. government securities (marketable securities issued or guaranteed as to principal or interest by the U.S. government or by its agencies or instrumentalities); and repurchase agreements (with respect to U.S. Treasury or U.S. government securities).

The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

CRT MONEY MARKET FUNDS

                                   EVERGREEN


   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since its inception on 12/20/1993. It should provide you with some indication of the risks of investing in the Fund by giving you a general idea of how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)


                                    [GRAPH]

                              1994          3.64%
                              1995          5.31%
                              1996          4.74%
                              1997          4.86%
                              1998          4.86%
                              1999          4.52%


Best Quarter:2nd Quarter 1995  +1.34%
Worst Quarter:1st Quarter 1994 +0.70%

Year-to-date total return through 9/30/2000 is +4.22%.

The next table lists the Fund's average annual total return over the past one year and five years and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/1999)

               Inception                                                        Performance
                Date of                                                            Since
                 Class            1 year         5 year         10 year          Inception

  Class A      12/20/1993         4.52%          4.86%            N/A              4.64%

To obtain current yield information call 1-800-343-2898.
   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses   Class A

  Maximum deferred sales charge (as   None
  a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                 Total Fund
                   Fees              Fees            Expenses           Operating Expenses

  Class A         0.17%              0.38%            0.32%                   0.87%

+Restated for the fiscal year ended 7/31/2000 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Class A
  1 year       $89
  3 years     $278
  5 years     $482
  10 years  $1,073

                                                          CRT MONEY MARKET FUNDS

                                   EVERGREEN

                   CRT New York Tax-Exempt Money Market Fund

 FUND FACTS:

 Goals:
 . High Rate of Current Income Exempt from Federal and State Income Tax . Preservation of Capital
 . Maintenance of Liquidity

 Principal Investment:
 . New York Tax-Exempt Securities

 Class of Shares Offered in this Prospectus:
 . Class A

 Investment Advisor:
 . Evergreen Investment Management Company

 Dividend Payment Schedule:
 . Monthly
 ................................................................

   INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from federal income tax and New York State and City personal income taxes as the investment advisor believes is consistent with preservation of capital and maintenance of liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest, as a fundamental policy, at least 80% of its assets in New York tax-exempt securities, which are debt obligations issued by the State of New York, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is, in the opinion of bond counsel, exempt from federal income tax and New York State and City personal income taxes. The Fund may invest the remainder of its assets in investments of any kind described under "Other Fund Practices--Selection of Investments" on page 20.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Concentration Risk
 . Governmental Issuer Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

The performance of the Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of New York issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. Some of these conditions may include the valuation of real estate and the performance of the banking industry, as well as other factors which may cause rating agencies to downgrade the credit ratings on certain issues.

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund.

CRT MONEY MARKET FUNDS

                                   EVERGREEN


    PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since its inception on 12/9/1996. It should provide you with some indication of the risks of investing in the Fund by giving you a general idea of how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)


                                    [GRAPH]

                              1997          2.80%
                              1998          2.65%
                              1999          2.54%


Best Quarter:3rd Quarter 1997  +0.74%
Worst Quarter:1st Quarter 1999 +0.51%

Year-to-date total return through 9/30/2000 is +2.57%.

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/1999)

               Inception                                                       Performance
                Date of                                                           Since
                 Class           1 year         5 year         10 year          Inception

  Class A      12/9/1996         2.54%           N/A             N/A              2.67%

To obtain current yield information call 1-800-343-2898.
   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses   Class A

  Maximum deferred sales charge (as   None
  a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                 Total Fund
                   Fees              Fees            Expenses           Operating Expenses

  Class A         0.22%              0.38%            0.21%                   0.81%

+Actual for the fiscal year ended 7/31/2000.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Class A
  1 year       $83
  3 years     $259
  5 years     $450
  10 years  $1,002

                                                          CRT MONEY MARKET FUNDS

                                   EVERGREEN

                       CRT Tax-Exempt Money Market Fund

 FUND FACTS:

 Goals:
 . High Rate of Current Income Exempt from Federal Income Tax
 . Preservation of Capital
 . Maintenance of Liquidity

 Principal Investment:
 . Tax-Exempt Securities

 Class of Shares Offered in this Prospectus:
 . Class A

 Investment Advisor:
 . Evergreen Investment Management Company

 Dividend Payment Schedule:
 . Monthly
 .................................................................

   INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from federal income tax as the investment advisor believes is consistent with preservation of capital and maintenance of liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests, as a fundamental policy, at least 80% of its net assets in tax-exempt securities, which are debt obligations issued by a state, the District of Columbia, a U.S. territory or possession, or any of their political subdivisions, the interest from which is exempt from federal income tax, including the federal alternative minimum tax. The Fund may invest the remainder of its assets in investments of any kind described under "Other Fund Practices--Selection of Investments" on page 20.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk
 . Governmental Issuer Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

CRT MONEY MARKET FUNDS

                                   EVERGREEN


   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since its inception on 12/20/1993. It should provide you with some indication of the risks of investing in the Fund by giving you a general idea of how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)


                                    [GRAPH]

                              1994          2.23%
                              1995          3.23%
                              1996          2.79%
                              1997          3.00%
                              1998          2.88%
                              1999          2.64%


Best Quarter:2nd Quarter 1995 +0.85%
Worst Quarter:1st Quarter 1994 +0.43%

Year-to-date total return through 9/30/2000 is +2.60%.

The next table lists the Fund's average annual total return over the past one year and five years and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/1999)

               Inception                                                        Performance
                Date of                                                            Since
                 Class            1 year         5 year         10 year          Inception

  Class A      12/20/1993         2.64%          2.91%            N/A              2.79%

To obtain current yield information call 1-800-343-2898.
   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses   Class A

  Maximum deferred sales charge (as   None
  a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                 Total Fund
                   Fees              Fees            Expenses           Operating Expenses

  Class A         0.21%              0.33%            0.20%                   0.74%

+Actual for the fiscal year ended 7/31/2000.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Class A
  1 year      $76
  3 years    $237
  5 years    $411
  10 years   $918

                                                          CRT MONEY MARKET FUNDS

                                   EVERGREEN

                       U.S. Government Money Market Fund

 FUND FACTS:

 Goals:
 . High Rate of Current Income
 . Preservation of Capital
 . Maintenance of Liquidity

 Principal Investment:
 . U.S. Government Securities

 Class of Shares Offered in this Prospectus:
 . Class A

 Investment Advisor:
 . Evergreen Investment Management

 Dividend Payment Schedule:
 . Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks as high a rate of current income as the investment advisor believes is consistent with preservation of capital and maintenance of liquidity.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests exclusively in U.S. Treasury bills, notes, and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations.

Certain of the obligations in which the Fund invests, including U.S. Treasury bills, notes, and bonds, mortgage participation certificates issued or guaranteed by the Government National Mortgage Association, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. government securities issued by federal agencies or government sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of an instrumentality, such as Federal National Mortgage Association bonds.

Short-term U.S. government obligations generally are considered among the safest short-term investments. Because of their added safety, the yields available from U.S. government obligations are generally lower than the yields available from comparable corporate debt securities. The U.S. government guarantee of securities owned by the Fund does not guarantee the net asset value of the Fund's shares, which the Fund seeks to maintain at $1.00 per share.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Interest Rate Risk
 . Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

CRT MONEY MARKET FUNDS

                                   EVERGREEN


   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since its inception on 12/20/1993. It should provide you with some indication of the risks of investing in the Fund by giving you a general idea of how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)


                                    [GRAPH]

                              1994          3.53%
                              1995          5.14%
                              1996          4.59%
                              1997          4.84%
                              1998          4.77%
                              1999          4.42%


Best Quarter:  2nd Quarter 1995 +1.29%
Worst Quarter: 1st Quarter 1994 +0.63%

Year-to-date total return through 9/30/2000 is +4.11%.

The next table lists the Fund's average annual total return over the past one year and five years and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return*
(for the period ended 12/31/1999)

               Inception                                                        Performance
                Date of                                                            Since
                 Class            1 year         5 year         10 year          Inception

  Class A      12/20/1993         4.42%          4.75%            N/A              4.54%

To obtain current yield information call 1-800-343-2898.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses               Class A

  Maximum deferred sales charge (as              None
  a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                 Total Fund
                   Fees              Fees            Expenses           Operating Expenses

  Class A         0.18%              0.38%            0.25%                   0.81%

+ Restated for the fiscal year ended 7/31/2000 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:    Class A
  1 year       $83
  3 years     $259
  5 years     $450
  10 years  $1,002

                                                          CRT MONEY MARKET FUNDS

                                   EVERGREEN


THE FUNDS' INVESTMENT ADVISORS


An investment advisor manages a Fund's investments and supervises its daily business affairs. There are two investment advisors for the Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $242.7 billion in consolidated assets as of 10/31/2000. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management (EIM)
is the investment advisor to:
 . CRT Money Market Fund
 . U.S. Government Money Market Fund

EIM (formerly known as Capital Management Group, or CMG), a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages $30.2 billion in assets for 36 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Evergreen Investment Management Company (EIMC) is the investment advisor to:
 . CRT California Tax-Exempt Money Market Fund
 . CRT New York Tax-Exempt Money Market Fund
 . CRT Tax-Exempt Money Market Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $12.3 billion in assets for 29 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 7/31/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                     % of the
                                      Fund's
                                      average
                                     daily net
  Fund                                assets
  Evergreen CRT California Tax-
  Exempt Money Market Fund             0.22%*
  Evergreen CRT Money Market Fund      0.17%**
  Evergreen CRT New York Tax-Exempt
  Money Market Fund                    0.22%*
  Evergreen CRT Tax-Exempt Money
  Market Fund                          0.21%*
  Evergreen U.S. Government Money
  Market Fund                          0.18%**

* Effective November 1, 2000, the Fund's investment advisory contract was transferred to EIMC. There were no changes in advisory fee rates. Each Fund will pay EIMC an annual contract advisory fee based on the Fund's average daily net assets.

** Effective November 1, 2000, the Fund's investment advisory contract was transferred to EIM. There were no changes in advisory fee rates. Each Fund will pay EIM an annual contract advisory fee based on the Fund's average daily net assets.

HOW TO BUY SHARES

Class A
The Funds offer Class A shares continuously at a price of $1.00 per share. The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (the "Exchange"). Class A shares of each Fund are sold at net asset value through a number of selected financial institutions, such as investment dealers and banks (each, a "Financial Institution").

General Information
Because each Fund seeks to be fully invested at all times, investments must be in same day funds to be accepted. Shareholders whose purchase of shares of a Fund is accepted at or before 12:00 noon on any day will receive the dividend declared by the Fund for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Fund accepts their order. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Trust at its designated bank. When payment in Same Day Funds is available to the Fund, the Fund will accept the order to purchase shares at the net asset value next determined.

If you are considering redeeming shares or transferring shares to another person shortly after purchase, you should pay for those shares with wired Same Day Funds or a certified check to avoid any delay in redemption or transfer. Otherwise, the Trust may delay payment for shares until the purchase price of those shares has been collected which may be up to 15 calendar days after the purchase date.

The Funds may refuse any order to buy shares.

For more information on how to purchase shares of the Funds, contact your Financial Institution or Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116. ESC's telephone number is 1-800-343-2898.

There is presently no maximum or minimum share ownership requirement, but the Trustees may establish either at any time, which could apply to both present and future shareholders.

CRT MONEY MARKET FUNDS

                                   EVERGREEN


HOW TO REDEEM SHARES

You can redeem your Fund shares through your Financial Institution any day the Exchange is open, or you may redeem your shares by check or by mail. Redemption will be effected at the net asset value per share of the Fund next determined after receipt of the redemption request in good order. The Fund must receive your properly completed purchase documentation before you may sell shares.

Selling Shares Through Your Financial Institution
You may redeem your shares through your Financial Institution. Your Financial Institution is responsible for delivering your redemption request and all necessary documentation to the Fund, and may charge you for its services (including, for example, charges relating to the wiring of funds). Your Financial Institution may accept your redemption instructions by telephone. Consult your Financial Institution.

Selling Shares By Check
If you would like the ability to write checks against your investment in a Fund, you should provide the necessary documentation to your Financial Institution and complete the signature card which you may obtain by calling your Financial Institution or your Fund. When a Fund receives your properly completed documentation and card, you will receive checks drawn on your Fund account and payable through the Fund's designated bank. These checks may be made payable to the order of any person. You will continue to earn dividends until the check clears. When a check is presented for payment, a sufficient number of full and fractional shares of the Fund in your account will be redeemed to cover the amount of the check. Your Financial Institution may limit the availability of the check-writing privilege or assess certain fees in connection with the check-writing privilege.

Shareholders using Fund checks are subject to the Fund's designated bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, although one may be imposed in the future. Shareholders would be notified in advance of the imposition of any such charge. (In addition, if you deplete your original check supply, there may be a charge to order additional checks.) You should make sure that there are sufficient shares in your account to cover the amount of the check drawn. If there is an insufficient number of shares in the account, the check will be dishonored and returned, and no shares will be redeemed. Because dividends declared on shares held in your account and prior withdrawals may cause the value of your account to change, it is impossible to determine in advance your account's total value. Accordingly, you should not write a check for the entire value of your account or close your account by writing a check. A shareholder may revoke check-writing authorization by written notice to ESC.

Selling Shares By Mail
You may also sell shares of a Fund by sending a written withdrawal request to your Financial Institution. You must sign the withdrawal request and include a stock power with signature(s) guaranteed by a bank, broker/dealer, or certain other financial institutions.

A Fund generally sends you payment for your shares the business day after your request is received in good order. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities law.

HOW TO EXCHANGE SHARES

You can exchange your shares in any Fund for shares of any other Fund in the CRT Money Market Funds at net asset value, except as described below. If you request an exchange through your Financial Institution, your Financial Institution will be responsible for forwarding the necessary documentation to ESC. Exchange Authorization Forms are available from your Financial Institution or ESC. For federal income tax purposes, an exchange is treated as a sale of shares and may result in a capital gain or loss. The Fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Consult your Financial Institution or ESC before requesting an exchange.

FINANCIAL INSTITUTIONS

Financial Institutions provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. When you effect transactions with a Fund (including among other things the purchase, redemption, or exchange of Fund shares) through a Financial Institution, the Financial Institution, and not the Fund, will be responsible for taking all steps, and

                                                          CRT MONEY MARKET FUNDS

                                   EVERGREEN


furnishing all necessary documentation, to effect such transactions. Financial Institutions have the responsibility to deliver purchase and redemption requests to a Fund promptly. Some Financial Institutions may establish minimum investment requirements with respect to a Fund. They may also establish and charge fees and other amounts to their client for their services. Certain privileges, such as the check writing privilege or reinvestment options, may not be available through certain Financial Institutions or they may be available only under certain conditions. If your Financial Institution holds your investment in a Fund in its own name, then your Financial Institution will be the shareholder of record in respect of that investment; your ability to take advantage of any investment options or services of the Fund will depend on whether, and to what extent, your Financial Institution is willing to take advantage of them on your behalf. Financial Institutions, including First Union Securities Inc., an affiliate of the Funds' investment advisors, may charge fees to or impose restrictions on your shareholder account. Consult your Financial Institution for information about any fees or restrictions or for further information concerning its services.

DIVIDENDS AND DISTRIBUTIONS

The net income of each Fund is determined as of the close of regular trading on the Exchange each day the Exchange is open. Each determination of a Fund's net income includes (i) all accrued interest on the Fund's investments, (ii) plus or minus all realized and unrealized gains and losses on the Fund's investments, (iii) less all accrued expenses of the Fund. Each Fund's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. A Fund will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

Daily Dividends
Each Fund declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of a Fund is accepted at or before 12:00 noon on any day will receive the dividend declared by the Fund for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Fund accepts their order. A Fund's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for the immediately preceding month will be paid on the fifteenth day of each calendar month (or, if that day is not a business day, on the next business day), except that a Fund's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder who withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of the withdrawal. Since the net income of each Fund is declared as a dividend each time it is determined, the net asset value per share of each Fund normally remains at $1 per share immediately after each determination and dividend declaration.

You can choose from two distribution options: (1) automatically reinvest all distributions from a Fund in additional shares of that Fund; or (2) receive all distributions in cash. If you wish to change your distribution option, you should contact your Financial Institution, who will be responsible for forwarding the necessary instructions to ESC. If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions in additional shares of a Fund promptly following the month in which the reinvestment occurs.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Federal Taxes
Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal income taxes on income (and gains, if any) it distributes to shareholders. Each Fund will distribute substantially all of its net ordinary income (and net capital gains, if any) on a current basis.

Dividends paid by a tax-exempt fund that are derived from exempt-interest income (known as "exempt-interest dividends") and that are designated as such may be treated by the Fund's shareholders as items of interest excludable from their federal gross income. (Shareholders should consult their own tax adviser with respect to whether exempt-interest dividends would be excludable from gross income if the shareholder were treated as a "substantial user" of facilities financed by an obligation held by a tax-exempt fund or a "related person" to such a user under the Internal Revenue Code.) If a

CRT MONEY MARKET FUNDS

                                   EVERGREEN


shareholder receives an exempt-interest dividend with respect to any share held for six months or less, any loss on the sale or exchange of that share will be disallowed to the extent of the amount of the exempt-interest dividend. To the extent dividends paid to shareholders are derived from taxable income (for example, from interest on certificates of deposit) or from gains, such dividends will be subject to federal income tax, whether they are paid in the form of cash or additional shares.

If a tax-exempt fund holds certain "private activity bonds" ("industrial development bonds" under prior law), dividends derived from interest on such obligations will be classified as an item of tax preference which could subject certain shareholders to alternative minimum tax liability. Corporate shareholders must also take all exempt-interest dividends into account in determining "adjusted current earnings" for purposes of calculating their alternative minimum tax liability.

Shareholders receiving Social Security benefits or Railroad Retirement Act benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. Early in each year your Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

State Taxes (California Tax-Exempt Money Market Fund)
To the extent exempt-interest dividends are derived from interest on California tax-exempt securities, such distributions will be exempt from California personal income tax (but not from California franchise and corporate income tax). For California tax purposes, distributions derived from investments in other than (i) California tax-exempt securities and (ii) obligations of the United States (or other obligations) which pay interest exempt from California personal income taxation when held by an individual will be taxable as ordinary income or as long-term capital gain, whether paid in cash or reinvested in additional shares. Interest derived from California tax-exempt securities is not subject to the California alternative minimum tax on individuals, and California personal income tax does not apply to any portion of Social Security or railroad retirement benefits. Interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for California personal income tax purposes. An investment in the Fund may result in liability for state and/or local taxes for shareholders subject to tax by states other than California.

State Taxes (New York Tax-Exempt Money Market Fund)
To the extent exempt-interest dividends are derived from interest on New York tax-exempt securities, such distributions will be exempt from New York State and New York City personal income taxes. However, an investment in the Fund may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City, because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on dividends received from the Fund. In addition, distributions derived from interest on tax-exempt securities other than New York tax-exempt securities will be treated as taxable ordinary income for purposes of the New York State and New York City personal income taxes.

Exempt-interest dividends, including those derived from New York tax-exempt securities, are included in a corporation's net investment income for purposes of calculating such corporation's New York State corporate franchise tax and New York City general corporation tax and will be subject to such taxes to the extent that a corporation's net investment income is allocated to New York State and/or New York City.

For New York State and City personal income tax purposes, distributions of net long-term gains will be taxable at the same rates as ordinary income.

General
The foregoing is a summary of certain federal, California, and New York State and New York City income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in each Fund on your particular tax situation.

                                                          CRT MONEY MARKET FUNDS

                                   EVERGREEN



FEES AND EXPENSES OF THE FUNDS

Management Fee
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Cash Resource Trust have approved a policy to assess 12b-1 fees for Class A shares. Currently the 12b-1 fees for Class A shares are 0.33% of the average daily net assets of California Tax-Exempt Money Market Fund and Tax-Exempt Money Market Fund, and 0.38% of the average daily net assets of Money Market Fund and U.S. Government Money Market Fund. Up to 0.50% of average daily net assets of Class A shares of New York Tax-Exempt Money Market Fund may be payable as 12b-1 fees; however, currently the 12b-1 fees are limited to 0.38% of the average daily net assets of that Fund. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds might use these fees for advertising and marketing and as a "service fee" to the broker-dealer for additional shareholder services.

Other Expenses
The Fund pays all expenses not assumed by the investment advisor, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under its distribution plan. General expenses of the Trust will be charged to the assets of each Fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund. Expenses directly charged or attributable to a Fund will be paid from the assets of that Fund.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

CRT MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS
The financial highlights presented below for the Funds have been derived from the Funds' financial statements which have been audited by KPMG LLP, the Funds' independent auditor. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.


                                   EVERGREEN
                     Cash Resource Trust Money Market Funds

                                                  Year Ended July 31,
                                             --------------------------------
                                              2000    1999    1998    1997(a)
CRT CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
Net asset value, beginning of period         $ 1.00  $ 1.00  $ 1.00   $ 1.00
                                             ------  ------  ------   ------
Net investment income                          0.03    0.02    0.03     0.02
Distributions to shareholders from net
 investment income                            (0.03)  (0.02)  (0.03)   (0.02)
                                             ------  ------  ------   ------

Net asset value, end of period               $ 1.00  $ 1.00  $ 1.00   $ 1.00
                                             ------  ------  ------   ------
Total return                                   2.84%   2.22%   2.74%    1.76%
Ratios and supplemental data
Net assets, end of period (millions)         $  121  $  106  $   96   $   89
Ratios to average net assets
 Expenses++                                    0.78%   0.78%   0.75%    0.75%+
 Net investment income                         2.80%   2.24%   2.70%    2.70%+

                                               Year Ended July 31,
                                        --------------------------------------
                                         2000    1999    1998    1997    1996
CRT MONEY MARKET FUND
Net asset value, beginning of period    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                        ------  ------  ------  ------  ------
Net investment income                     0.05    0.04    0.05    0.05#   0.05
Distributions to shareholders from net
 investment income                       (0.05)  (0.04)  (0.05)  (0.05)  (0.05)
                                        ------  ------  ------  ------  ------

Net asset value, end of period          $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                        ------  ------  ------  ------  ------
Total return                              5.26%   4.49%   4.95%   4.77%   4.91%
Ratios and supplemental data
Net assets, end of period (millions)    $5,575  $4,849  $3,818  $2,942  $  647
Ratios to average net assets
 Expenses++                               0.88%   0.85%   0.84%   0.86%   0.82%
 Net investment income                    5.16%   4.35%   4.84%   4.67%   4.77%

(a) For the period from December 9, 1996 (commencement of operations) to July 31, 1997.
+   Annualized.
++  The ratio of expenses to average net assets excludes expense reductions.
# Includes net realized capital gains (losses) which were less than $0.01 per share.


                                                          CRT MONEY MARKET FUNDS

                                   EVERGREEN
                     Cash Resource Trust Money Market Funds

                                                Year Ended July 31,
                                           --------------------------------
                                            2000    1999    1998    1997(a)
CRT NEW YORK TAX-EXEMPT MONEY MARKET FUND
Net asset value, beginning of period       $ 1.00  $ 1.00  $ 1.00   $ 1.00
                                           ------  ------  ------   ------
Net investment income                        0.03    0.02    0.03     0.02
Distributions to shareholders from net
 investment income                          (0.03)  (0.02)  (0.03)   (0.02)
                                           ------  ------  ------   ------

Net asset value, end of period             $ 1.00  $ 1.00  $ 1.00   $ 1.00
                                           ------  ------  ------   ------
Total return                                 3.16%   2.44%   2.76%    1.77%
Ratios and supplemental data
Net assets, end of period (millions)       $   41  $   21  $   15   $   12
Ratios to average net assets
 Expenses++                                  0.81%   0.80%   0.80%    0.80%+
 Net investment income                       3.21%   2.32%   2.72%    2.77%+

                                               Year Ended July 31,
                                        --------------------------------------
                                         2000    1999    1998    1997    1996
CRT TAX-EXEMPT MONEY MARKET FUND
Net asset value, beginning of period    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                        ------  ------  ------  ------  ------
Net investment income                     0.03    0.03    0.03    0.03    0.03
Distributions to shareholders from net
 investment income                       (0.03)  (0.03)  (0.03)  (0.03)  (0.03)
                                        ------  ------  ------  ------  ------

Net asset value, end of period          $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                        ------  ------  ------  ------  ------
Total return                              3.19%   2.63%   2.96%   2.91%   2.90%
Ratios and supplemental data
Net assets, end of period (millions)    $  823  $  832  $  815  $  744  $  291
Ratios to average net assets
 Expenses++                               0.74%   0.73%   0.71%   0.71%   0.76%
 Net investment income                    3.12%   2.53%   2.91%   2.88%   2.85%

(a) For the period from December 9, 1996 (commencement of operations) to July 31, 1997.
+   Annualized.
++  The ratio of expenses to average net assets excludes expense reductions.

CRT MONEY MARKET FUNDS

                                   EVERGREEN
                     Cash Resource Trust Money Market Funds

                                             Year Ended July 31,
                                      ---------------------------------------
                                       2000    1999    1998     1997    1996
U.S. GOVERNMENT MONEY MARKET FUND
Net asset value, beginning of period  $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00
                                      ------  ------  ------   ------  ------
Net investment income                   0.05    0.04    0.05     0.05#   0.05
Distributions to shareholders from
 net investment income                 (0.05)  (0.04)  (0.05)#  (0.05)  (0.05)
                                      ------  ------  ------   ------  ------
Net asset value, end of period        $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00
                                      ------  ------  ------   ------  ------
Total return                            5.12%   4.28%   4.92%    4.72%   4.74%
Ratios and supplemental data
Net assets, end of period (millions)  $3,404  $3,577  $3,162   $2,919  $1,402
Ratios to average net assets
 Expenses++                             0.82%   0.82%   0.81%    0.81%   0.93%
 Net investment income                  4.99%   4.27%   4.80%    4.63%   4.63%

++ The ratio of expenses to average net assets excludes expense reductions.
# Includes net realized capital gains (losses) which were less than $0.01 per share.


                                                          CRT MONEY MARKET FUNDS

                                   EVERGREEN


OTHER FUND PRACTICES

Tax-Exempt Securities
The Tax-Exempt Money Market Fund, the California Tax-Exempt Money Market Fund and the New York Tax-Exempt Money Market Fund will invest in only the following types of tax-exempt securities: (i) municipal notes; (ii) municipal bonds;
(iii) municipal securities backed by the U.S. government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if the investment advisor determines they meet the quality standards discussed below. (In the case of any such new types of tax-exempt instruments, this prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of tax-exempt securities, the Funds may acquire stand-by commitments, which give the Funds the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Funds but are subject to the risk that the dealer may fail to meet its obligations. The Funds do not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

Tax-exempt securities are debt obligations issued by a state (including the District of Columbia), a U.S. territory or possession, or any of their political subdivisions, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term tax-exempt securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

The two principal classifications of tax-exempt securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of a facility.

For purposes of the Funds' policy to invest at least 80% of its net assets in tax-exempt securities, the Funds will not treat obligations as tax-exempt securities for purposes of measuring compliance with such policy if they would give rise to interest income subject to federal alternative minimum tax for individuals. To the extent that the Funds invest in these securities, individual shareholders of the Funds, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Funds' distributions derived from these securities. In addition, an investment in the Funds may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

Selection of Investments
Each Fund will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk. "High-quality securities" are (i) commercial paper or other short-term obligations rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") (or, if only one NRSRO has rated the security, by that NRSRO), (ii) obligations rated at least AA by Standard & Poor's Ratings Services or Aa by Moody's Investors Service, Inc., or any of the other NRSROs, at the time of investment, and (iii) unrated securities determined by the investment advisor to be of comparable quality. Each Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. Each of the Funds follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

CRT MONEY MARKET FUNDS

                                   EVERGREEN



A Fund may invest in variable or floating-rate securities which bear interest at rates subject to period adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. Some of these securities may be supported by the right of the holders under certain circumstances to demand that a specified bank, broker-dealer, or other financial institution purchase the securities from the holders at par, or otherwise to demand on short notice payment of unpaid principal and interest on the securities. Such securities are subject to the risk that the financial institutions in question may for any reason be unwilling or unable to meet their obligations in respect of the securities, which would likely have an adverse effect on the value of the securities.

Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, a Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Fund may also invest to take advantage of what the investment advisor believes to be temporary disparities in the yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in the Funds' portfolios. The Funds will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

Diversification and Concentration Policies
Each Fund is a "diversified" investment company under the Investment Company Act of 1940. This means that each Fund may invest up to 25% of its total assets in the securities of one or more issuers, and is limited with respect to the remaining portion of its assets to investing 5% or less of its total assets in the securities of any one issuer (other than the U.S. government). However, under the current rules governing money market funds, the Funds (other than the California and New York Tax-Exempt Money Market Funds) generally may not invest more than 5% of their assets in any one issuer (other than the U.S. government).

The Money Market Fund may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulations as U.S. banks). At times when the Fund has concentrated its investments in bank obligations, the values of its portfolio securities may be especially affected by factors pertaining to the issuers of such obligations.

Because of the relatively small number of issuers of California tax-exempt securities and New York tax-exempt securities, the California and New York Tax-Exempt Funds are more likely to invest a higher percentage of their assets in the securities of a single issuer than investment companies that invest in a broader range of securities. This practice involves an increased risk of loss to a Fund if an issuer were unable to make interest or principal payments or if the market value of these securities were to decline.

Neither the Tax-Exempt Money Market Fund, the California Tax-Exempt Money Market Fund nor the New York Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") will invest more than 25% of its total assets in any one industry. Governmental issuers of tax-exempt securities, California tax-exempt securities, or New York tax-exempt securities are not considered part of any "industry." However, securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

It is nonetheless possible that the Tax-Exempt Funds may invest more than 25% of its assets in a broader segment of the tax-exempt securities market (or the California tax-exempt or New York tax-exempt securities markets, as the case may be), such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. This would be the case only if the investment advisor determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political, and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and

                                                          CRT MONEY MARKET FUNDS

                                   EVERGREEN


market factors affecting the demand for their services or products) may have a general adverse effect on all tax-exempt securities in such a market segment. Each of the Tax-Exempt Funds reserves the right to invest more than 25% of its assets in industrial development bonds and private activity bonds or notes.

The Tax-Exempt Money Market Fund also reserves the right to invest more than 25% of its assets in securities relating to any one or more states (including the District of Columbia), U.S. territories or possessions, or any of their political subdivisions. As a result of such an investment, the performance of that Fund may be especially affected by factors pertaining to the economy of the relevant state and other factors specifically affecting the ability of issuers of such securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a greater number of different states.

Repurchase Agreements
Under a repurchase agreement, a Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. A Fund will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. government security. Although the investment advisor will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, a Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that a Fund may be treated as an unsecured creditor and required to return the collateral to the other party's estate.

Securities Lending
A Fund may lend portfolio securities to broker-dealers. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by a Fund would be made in accordance with the Fund's investment objective and policies described above.

Temporary Defensive Strategies
The Funds may temporarily invest up to 100% of its assets in high quality taxable money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal and, if employed, could result in a lower return and loss of market opportunity.

 Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

CRT MONEY MARKET FUNDS

                                   EVERGREEN

                                     Notes

                                                          CRT MONEY MARKET FUNDS

                                   EVERGREEN

                                     Notes

CRT MONEY MARKET FUNDS

                                   EVERGREEN


                                Evergreen Funds

State Municipal Bond Funds

Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds

High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds

Intermediate Term Bond Fund
Select Adjustable Rate Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds

Diversified Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds

Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income Funds

Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Value Fund

Domestic Growth Funds

Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds

Health Care Fund
Technology Fund
Utility Fund

Global and International Funds

Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

For More Information About the Evergreen CRT Money Market Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Funds' portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are incorporated by reference into this prospectus, which means it is legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

Information about the Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-800-SEC-0330.

                              Cash Resource Trust
                              200 Berkeley Street
                                Boston, MA 02116                     (811-07862)

49426                                                                 551540 RV1



[LOGO OF EVERGREEN FUNDS]

401 South Tryon Street
Charlotte, NC 28288

                              CASH RESOURCE TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                               CASH RESOURCE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2000

     This Statement of Additional Information ("SAI") contains information which may be of interest to investors but which is not included in the prospectus dated December 1, 2000 of Evergreen CRT California Tax-Exempt Money Market Fund, Evergreen CRT Money Market Fund, Evergreen CRT New York Tax-Exempt Money Market Fund, Evergreen CRT Tax-Exempt Money Market Fund and Evergreen U.S. Government Money Market Fund, (each a "Fund" and collectively the "Funds"), each of which is a series of shares of Evergreen Cash Resource Trust (the "Trust"). This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the Funds dated December 1, 2000. This SAI should be read together with the prospectus, as amended from time to time. Investors may obtain a free copy of the prospectus by calling Evergreen Service Company ("ESC") at (800) 343-2898.

     Certain disclosure has been incorporated by reference to the Trust's Annual Report dated July 31, 2000, a free copy of which can be obtained by calling
(800) 343-2898.

                                TABLE OF CONTENTS

                                                                                                            Page

General....................................................................................................     2
Investment Objectives and Policies of the Trust............................................................     2
Investment Restrictions....................................................................................     5
Management of the Trust....................................................................................     6
Principal Holders of Securities............................................................................     9
Investment Advisory and Other Services.....................................................................    11
Determination of Net Asset Value...........................................................................    13
Taxes......................................................................................................    14
Distribution...............................................................................................    16
Organization...............................................................................................    17
Portfolio Turnover.........................................................................................    18
Custodian..................................................................................................    18
Independent Auditors.......................................................................................    18
Transfer Agent and Dividend Disbursing Agent...............................................................    18
Administrator..............................................................................................    18
Performance Information and Calculations...................................................................    18
Shareholder Liability......................................................................................    20

                                     GENERAL

     The Trust is a Massachusetts business trust organized on June 14, 1993. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into five series of shares. Under the Agreement and Declaration of Trust, a Fund's shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights and privileges as the Trustees may determine. Each share has one vote, with fractional shares voting proportionally. Shares of each Fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if a Fund were liquidated, would receive the net assets of the Fund. The Trust may suspend the sale of shares of any Fund at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     The Trust may send a single copy of shareholder reports and communications to an address where there is more than one registered shareholder with the same last name, unless a shareholder at that address requests, by calling or writing his Financial Institution or ESC, that the Trust do otherwise.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE TRUST

     The investment objectives and policies of each of the Funds are described in the prospectus. This SAI contains additional information concerning certain investment practices and investment restrictions of the Funds.

     Except as described below under "Investment Restrictions," the investment objectives and policies described in the prospectus and in this SAI are not fundamental, and the Trustees may change the investment objectives and policies of a Fund without a vote of shareholders.

     Except as otherwise noted below, the following descriptions of certain investment policies and techniques are applicable to all of the Funds.

Repurchase Agreements

     Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing a Fund's cost plus interest). It is each Fund's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition, as determined by the investment advisor, pursuant to guidelines established by the Trustees of a Fund and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The investment advisor of the Fund will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and the resulting costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Securities Loans

     A Fund may lend its portfolio securities provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the securities loaned will not at any time exceed one-third of the total assets of such Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Fund enters into a loan, the Adviser considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with the Trust.

Foreign Securities

     Evergreen CRT Money Market Fund may invest in U.S. dollar denominated foreign securities which meet the criteria applicable to the Fund's domestic investments, and in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S.banks. Investment by the Fund in foreign securities is subject to the limitations set forth in the prospectus.

     Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

     In determining whether to invest in securities of foreign issuers, the investment advisor will consider the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

Investment in Other Investment Companies

     Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         As a result of an exemptive order received from the SEC in January 2000, each Fund may invest cash balances in shares of affiliated money market funds in amounts up to 25% of total assets.

Tax-Exempt Securities

     General Description. As used in the prospectus and in this SAI with reference to Evergreen CRT Tax-Exempt Money Market Fund, Evergreen CRT California Tax-Exempt Money Market Fund, and Evergreen CRT New York Tax-Exempt Money Market Fund, the term "Tax-Exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. "California Tax-Exempt Securities" are Tax-Exempt Securities issued by the State of California, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, also exempt from California personal income tax. "New York Tax-Exempt Securities" are Tax-Exempt Securities issued by the State of New York, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units (or of other governmental issuers, such as U.S. territories), the interest from which is, in the opinion of bond counsel, also exempt from New York State and City personal income taxes. For purposes of this section, the term "Tax-Exempt Securities" includes California Tax-Exempt Securities and New York Tax-Exempt Securities. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-Exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses. Short-term Tax-Exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes. In addition, certain types of "private activity" bonds may be issued by public authorities to finance such projects as privately operated housing facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal, student loans, or the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may constitute Tax-Exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues. Tax-Exempt Securities also include tax-exempt commercial paper, which are promissory notes issued by municipalities to enhance their cash flows.

     Participation Interests. A Fund may invest in Tax-Exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-Exempt Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on the certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-Exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-Exempt Securities. A Fund may also invest in Tax-Exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax-Exempt Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Tax-Exempt Securities in which it holds such participation interests is exempt from federal, California and New York personal income taxes, as the case may be. No Fund expects to invest more than 5% of its assets in participation interests.

     Stand-by Commitments. When a Fund purchases Tax-Exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-Exempt Securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-Exempt Security to a third party at any time. Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

     Yields. The yields on Tax-Exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Services represent their opinions as to the quality of the Tax-Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-Exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of Tax-Exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of Tax-Exempt Securities or other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from a Fund's portfolio, but the investment advisor will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

     Additional Risks. Securities in which a Fund may invest, including Tax-Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-Exempt Securities may be materially affected. There is no assurance that any issuer of a Tax-Exempt Security will make full or timely payments of principal or interest or remain solvent.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax-exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-Exempt Securities. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of Tax-Exempt Securities for investment by a Fund and the value of the Fund's portfolio could be materially affected by such changes in law, the Trustees of the Trust would reevaluate a Fund's investment objectives and policies and consider changes in the structure of the Fund or its dissolution.

                             INVESTMENT RESTRICTIONS

     The Trust has adopted the following restrictions applicable to all of the Funds (except where otherwise noted), which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of a Fund, which is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     A Fund may not:

          1. Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure (not for leverage) in situations which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

          2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under the federal securities laws.

          3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

          4. Purchase or sell commodities or commodity contracts.

          5. Make loans, except by purchase of debt obligations in which a Fund may invest consistent with its investment policies and by entering into repurchase agreements and securities loans.

          6. As to 75% of its assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities.

          7. Acquire more than 10% of the voting securities of any issuer, except that with respect to the Evergreen CRT California Tax-Exempt Money Market Fund and Evergreen CRT New York Tax-Exempt Money Market Fund this restriction only applies to 75% of such Fund's assets.

          8. Invest more than 25% of its assets in any one industry, except that Evergreen CRT Money Market Fund may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulation as U.S. banks).

          9. Issue any class of securities which is senior to a Fund's shares of beneficial interest, except as consistent with or permitted by the 1940 Act or as permitted by rule or order of the Securities and Exchange Commission ("SEC").

     Other than the Evergreen CRT California Tax-Exempt Money Market Fund and Evergreen CRT New York Tax-Exempt Money Market Fund, a Fund may not:

          1. Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets (taken at the lower of cost and current value) and then only in connection with borrowings permitted by restriction 1 above.

          2. Purchase securities on margin, expect such short-term credits as may be necessary for the clearance of purchases and sales of securities.

          3. Make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

          4. Invest in securities of any issuer, if, to the knowledge of a Fund, officers and Trustees of the Trust and officers and directors of the investment advisor who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.

          5. Make investments for the purpose of gaining control of a company's management.

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental and those designated in the prospectus as fundamental, the investment policies described in the prospectus and this SAI are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Fund's investment objective without prior shareholder notification.

                             MANAGEMENT OF THE TRUST

        The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.

     The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

     Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                               Position with Trust         Principal Occupations for Last Five Years

Laurence B. Ashkin                 Trustee                     Real estate  developer  and  construction  consultant;  and
(DOB: 2/28/28)                                                 President of Centrum  Equities  (real  estate  development)
                                                               and Centrum Properties, Inc. (real estate development).

Charles A. Austin III              Trustee                     Investment Counselor to Appleton Partners, Inc.
(DOB: 10/23/34)                                                (investment advice); former Director, Executive Vice
                                                               President and Treasurer, State Street Research &
                                                               Management Company (investment advice); Director, The
                                                               Andover Companies (insurance); and Trustee, Arthritis
                                                               Foundation of New England.

Arnold H. Dreyfuss                 Trustee                     Former    Chairman,    Eskimo   Pie    Corporation    (food
(DOB: 9/2/28)                                                  manufacturer);  former Trustee, Mentor Fund Complex; former
                                                               Director,  Mentor Income Fund,  Inc.;  former  Chairman and
                                                               Chief  Executive  Officer,  Hamilton   Beach/Proctor-Silex,
                                                               Inc. (small appliance manufacturer).

K. Dun Gifford                     Trustee                     Trustee,  Treasurer and Chairman of the Finance  Committee,
(DOB: 10/23/38)                                                Cambridge   College;   Chairman   Emeritus  and   Director,
                                                               American   Institute  of  Food  and  Wine;   Chairman  and
                                                               President, Oldways Preservation  and  Exchange  Trust  (education);
                                                               former Chairman of the Board, Director,and Executive Vice President,
                                                               The London Harness Company (leather goods purveyor); former Managing
                                                               Partner, Roscommon Capital Corp.; former Chief Executive Officer,
                                                               Gifford  Gifts of Fine  Foods;  former  Chairman,  Gifford,
                                                               Drescher & Associates (environmental consulting).

Leroy Keith, Jr.                   Trustee                     Chairman of the Board and Chief Executive  Officer,  Carson
(DOB: 2/14/39)                                                 Products  Company  (manufacturing);   Director  of  Phoenix
                                                               Total Return Fund and Equifax, Inc. (worldwide  information
                                                               management);   Trustee  of  Phoenix  Series  Fund,  Phoenix
                                                               Multi-Portfolio  Fund,  and The  Phoenix  Big  Edge  Series
                                                               Fund; and former President, Morehouse College.

Gerald M. McDonnell                Trustee                     Sales and Marketing Management with Nucor Steel Company.
(DOB: 7/14/39)

Thomas L. McVerry                  Trustee                     Former Vice  President  and Director of Rexham  Corporation
(DOB: 8/2/39)                                                  (manufacturing);   and  Director  of  Carolina  Cooperative
                                                               Credit Union.

Louis W. Moelchert, Jr.            Trustee                     President,   Private  Advisors,  LLC;  Vice  President  for
(DOB: 12/20/41)                                                Investments,   University  of  Richmond;   former  Trustee,
                                                               Mentor Fund Complex;  former Director,  Mentor Income Fund,
                                                               Inc.

William Walt Pettit                Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                Trustee                     President,  Richardson,  Runden  &  Company  (new  business
(DOB: 9/14/41)                                                 development/consulting    company);    Managing   Director,
                                                               Kennedy Information (executive recruitment  information and
                                                               research    company);    former    Vice    Chairman,    DHR
                                                               International,  Inc. (executive recruitment); former Senior
                                                               Vice  President,   Boyden   International  Inc.  (executive
                                                               recruitment);  Director,  Commerce and Industry Association of New Jersey,  411 International,  Inc.  (communications), and J&M Cumming Paper Co.(paper merchandise).

Russell  A.  Salton,   III  MD     Trustee                     Medical  Director,  U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                  former   Managed   Health  Care   Consultant;   and  former
                                                               President, Primary Physician Care.

Michael S. Scofield                Chairman  of the  Board     Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                     of Trustees

Richard J. Shima                   Trustee                     Independent  Consultant;  former  Chairman,   Environmental
(DOB: 8/11/39)                                                 Warranty,   Inc.  (insurance   agency);   former  Executive
                                                               Consultant,    Drake   Beam    Morin,    Inc.    (executive
                                                               outplacement);  Director of CTG  Resources,  Inc.  (natural gas), Hartford Hospital,  Old State House Association,  and
                                                               Enhance   Financial   Services,   Inc.;   former   Director
                                                               Middlesex Mutual Assurance Company; former Chairman,  Board of Trustees,  Hartford  Graduate Center;  Trustee,  Greater
                                                               Hartford YMCA.

Richard K. Wagoner, CFA*           Trustee                     Former Chief Investment  Officer,  Executive Vice President
(DOB: 12/12/37)                                                and  Head  of  Capital  Management  Group,  FUNB  ;  former consultant to the Board of Trustees of the Evergreen Funds;
                                                               former member,  New York Stock Exchange;  member,  North Carolina
                                                               Securities  Traders  Association; member, Financial Analysts Society.

William M. Ennis                   President                   President   and   Chief   Executive   Officer,    Evergreen
(DOB: 6/26/60)                                                 Investment  Company and Chief  Operating  Officer,  Capital
                                                               Management Group, FUNB.

Carol Kosel                        Treasurer                   Senior Vice President,  Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                and  Treasurer,  Vestaur  Securities,  Inc.;  former Senior
                                                               Manager, KPMG LLP.

Nimish S. Bhatt**                  Vice President and          Vice President,  Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                      Assistant Treasurer         Vice    President,    EAMC/FUNB;    former    Senior    Tax
                                                               Consulting/Acting  Manager,   Investment  Companies  Group,
                                                               PricewaterhouseCoopers LLP, New York

Bryan Haft**                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

Michael H. Koonce                  Secretary                   Senior  Vice  President  and  General  Counsel,   Evergreen
(DOB: 4/20/60)                                                 Investment  Services,   Inc.;  Senior  Vice  President  and
                                                               Assistant General Counsel, First Union Corporation; former Senior
                                                               Vice President and General Counsel,Colonial Management Associates,
                                                               Inc.

* This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.

** Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

     Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

     The table below shows the fees paid to each Trustee by the Trust for the fiscal year ended July 31, 2000 and the fees paid to each Trustee by all funds in the Evergreen Fund Complex (including the Trust) during the calendar year ended December 31, 1999.

         =============================== ============================== =============================
                                                                         Total Compensation from All
                    Trustee               Aggregate Compensation from     Complex Paid to Trustees
                                           Trust for the Fiscal Year    for the Calendar Year Ended
                                             Ended 7/31/2000                      12/31/1999*
         =============================== ============================== =============================
         =============================== ============================== =============================
                                                    $6,795                        $75,000
         Laurence B. Ashkin

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $6,795                        $75,500
         Charles A. Austin, III
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $6,016                          N/A
         Arnold H. Dreyfuss

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $6,919                        $75,000
         K. Dun Gifford

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $3,706                        $97,000
         James S. Howell**
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $6,795                        $75,000
         Leroy Keith Jr.
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $6,795                        $75,000
         Gerald M. McDonnell

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $7,544                        $85,000
         Thomas L. McVerry

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $6,016                          N/A
         Louis W. Moelchert, Jr.
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $6,795                        $75,000
         William Walt Pettit

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $6,795                        $75,000
         David M. Richardson

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $7,879                        $77,000
         Russell A. Salton, III
         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $8,813                        $102,000
         Michael S. Scofield

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $6,795                        $75,000
         Richard J. Shima

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------
                                                    $6,016                          N/A
         Richard K. Wagoner

         =============================== ============================== =============================

         *Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 1999. The amounts listed below will be payable in later years to the respective Trustees:

                              Austin                          $11,250
                           Howell           $77,600
                           McDonnell        $75,000
                           McVerry          $85,000
                           Pettit           $75,000
                           Salton           $77,000
                           Scofield         $61,200
         **As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.

     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                         PRINCIPAL HOLDERS OF SECURITIES

     As of November 1, 2000, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund. To the knowledge of the Trust, no person owned of record or beneficially more than 5% of the outstanding shares.

     Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of November 1, 2000.

-----------------------------------------------------------------------------------------------------------------

   CRT California Tax-Exempt Money Market Fund

-----------------------------------------------------------------------------------------------------------------
     First Clearing Corp                                                                            99.854%
     Attn:  Money Market Dept
     10700 N Park Dr
     Glen Allen, VA 23060-9243
-----------------------------------------------------------------------------------------------------------------

     CRT Money Market Fund

-----------------------------------------------------------------------------------------------------------------
     First Clearing Corp                                                                            97.578%
     Attn:  Money Market Dept
     10700 N Park Dr
     Glen Allen, VA 23060-9243
-----------------------------------------------------------------------------------------------------------------

     CRT New York Tax-Exempt Money Market Fund

-----------------------------------------------------------------------------------------------------------------
     First Clearing Corp                                                                            99.857%
     Attn:  Money Market Dept
     10700 N Park Dr
     Glen Allen, VA 23060-9243
-----------------------------------------------------------------------------------------------------------------

   CRT Tax-Exempt Money Market Fund

-----------------------------------------------------------------------------------------------------------------
     First Clearing Corp                                                                            99.385%
     Attn:  Money Market Dept
     10700 N Park Dr
     Glen Allen, VA 23060-9243
-----------------------------------------------------------------------------------------------------------------

     U.S. Government Money Market Fund

-----------------------------------------------------------------------------------------------------------------
     First Clearing Corp                                                                            99.637%
     Attn:  Money Market Dept
     10700 N Park Dr
     Glen Allen, VA 23060-9243
-----------------------------------------------------------------------------------------------------------------


                     INVESTMENT ADVISORY AND OTHER SERVICES

     Until November 1, 2000, Mentor Investment Advisors, LLC ("Mentor Advisors") served as investment advisor to each of the Funds. On that date, Evergreen Investment Management ("EIM") became the investment advisor to Evergreen CRT Money Market Fund and Evergreen U.S. Government Money Market Fund, and Evergreen Investment Management Company ("EIMC") became the investment advisor to Evergreen CRT California Tax-Exempt Money Market Fund, Evergreen CRT New York Tax-Exempt Money Market Fund, and Evergreen CRT Tax-Exempt Money Market Fund.

     Under a Management Contract (the "Management Contract") between the Trust and EIM, and the Trust and EIMC, each Fund pays management fees to its investment advisor monthly at the following annual rates (based on the average daily net assets of the Fund): 0.22% of the first $500 million of the Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

     The Funds pay all expenses not assumed by its investment advisor, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under their distribution plans (see the section in this SAI entitled "Distribution"). General expenses of the Trust will be charged to the assets of each Fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund. Expenses directly charged or attributable to a Fund will be paid from the assets of that Fund.

     The table below shows amounts paid to Mentor Advisors by each Fund for the periods indicated (in thousands):

                                                                            Fiscal Year  Fiscal Year  Fiscal Year
                                                                               Ended        Ended        Ended
                                                                             July 31,   July 31, 1999  July 31, 1998
                                                                               2000
Evergreen CRT California Tax-Exempt Money Market Fund.....................     $250         $221         $213
Evergreen CRT Money Market Fund...........................................    $8,783       $7,686       $5,852
Evergreen CRT New York Tax-Exempt Money Market Fund.......................      $61          $44          $28
Evergreen CRT Tax-Exempt Money Market Fund................................    $1,728       $1,845       $1,675
Evergreen U.S. Government Money Market Fund...............................    $6,239       $6,394       $5,608

        The amounts shown above as having been paid under the Management Contract to Mentor Advisors reflect no fee waivers to the Funds for the past three fiscal years.

        The investment advisors make available to the Trust, without expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to his individual consent to serve and to any limitations imposed by law. The investment advisors pay the compensation and expenses of officers and executive employees of the Trust. The investment advisors also provide investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment activities, and pay the Trust's office rent.

     Under the Management Contract, the Trust is responsible for all of its other expenses, including clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agents of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the investment advisors; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of a Fund's assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

     The Management Contract provides that the investment advisors shall not be subject to any liability to a Fund or to any shareholder for any act or omission in the course of, or connected with, their rendering services under the relevant contract in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     The Management Contract may be terminated without penalty by vote of the Trustees as to any Fund or by the shareholders of that Fund, or by the investment advisors on 30 days written notice. The Management Contract also terminates without payment of any penalty in the event of its assignment. In addition, the Management Contract may be amended only by a vote of the shareholders of the affected Fund(s), and provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by vote of either the Trustees or the shareholders of a Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of the investment advisors. In such a case, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

     The investment advisors may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to it and its affiliates in advising the Funds and other clients, provided that it will always seek best price and execution with respect to transactions. Certain investments may be appropriate for a Fund and for other clients advised by the investment advisors. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of the investment advisors on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the investment advisors to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the investment advisors in the interest of achieving the most favorable net results for the Fund.

     Brokerage and Research Services. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     The investment advisors place all orders for the purchase and sale of portfolio securities for the Funds and buys and sells securities for the Funds through a substantial number of brokers and dealers. In so doing, the investment advisors use their best efforts to obtain for the Funds the best price and execution available. In seeking the best price and execution, the investment advisors, having in mind the Funds' best interests, considers all factors they deem relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the investment advisors may receive research, statistical, and quotation services from many broker-dealers with which they place a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the investment advisors and their affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because the investment advisors and their affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, and by the Management Contract, the investment advisors may cause a Fund to pay a broker-dealer which provides brokerage and research services to the investment advisors an amount of disclosed commission for effecting a securities transaction for that Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. The investment advisors' authority to cause a Fund to pay any such greater commissions in also subject to such policies as the Trustees may adopt from time to time.

     It is anticipated that most purchases and sales of portfolio investments will be with the issuer or with major dealers in money market instruments acting as principal. Accordingly, it is not anticipated that the Funds will pay significant brokerage commissions. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter. There is generally no stated commission in the case of securities purchased from or sold to dealers, but the prices of such securities usually include an undisclosed dealer's mark-up or mark-down. None of the Funds incurred brokerage or underwriting commissions in the 2000, 1999, or 1998 fiscal years.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value per share of each class of a Fund is determined twice each day as of 12:00 noon and as of the close of regular trading (generally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     The valuation of each Fund's portfolio securities is based upon its amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, each Fund seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of a Fund may tend to be higher than a like computation made by a Fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day, than would result from investment in a Fund utilizing solely market values, and existing investors in a Fund would receive less investment income. The converse would apply on a day when the use of amortized cost by a Fund resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

     The valuation of a Fund's portfolio instruments at amortized cost is permitted by SEC Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of distribution, redemption, and repurchase at $1.00. In the event the investment advisors determine that a deviation in net asset value from $1.00 per share may result in material dilution or is otherwise unfair to existing shareholders, they will take such corrective action as they believe necessary and appropriate, including informing the President of the Trust; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

     Since the net income of a class of shares of each Fund is declared as a dividend each time it is determined, the net asset value per share remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in a Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of a Fund in the shareholder's account on the last day of each month (or, if that day is not a business day, on the next business day). It is expected that a Fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a Fund determined at any time is a negative amount, a Fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by a Fund (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a Fund.

     Should a Fund incur or anticipate, with respect to its respective portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

     The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities of each Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds may be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

                                      TAXES

     Each Fund of the Trust intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. As series of Massachusetts business trust, the Funds under present law will not be subject to any excise or income taxes in Massachusetts.

     Other than exempt-interest dividends from Evergreen CRT Tax-Exempt Money Market Fund, Evergreen CRT California Tax-Exempt Money Market Fund, and Evergreen CRT New York Tax-Exempt Money Market Fund that are excludable from income, distributions from a Fund will be taxable to a shareholder whether received in cash or additional shares. Such distributions that are designated as capital gains dividends will be taxable as such, regardless of how long Fund shares are held, while other taxable distributions will be taxed as ordinary income. Also interest on indebtedness incurred to purchase shares of Evergreen CRT Tax-Exempt Money Market Fund, Evergreen CRT California Tax-Exempt Money Market Fund, or Evergreen CRT New York Tax-Exempt Money Market Fund may be nondeductible.

     In order to qualify as a "regulated investment company," a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of a Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of U.S. government securities or other regulated investment companies) of any issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Fund must in general distribute at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To satisfy these requirements, a Fund may engage in investment techniques that affect the amount, timing and character of its income and distributions.

     If a Fund failed to qualify as a regulated investment company that is accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Net capital gain (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) of a Fund that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, generally taxable to individuals at a maximum 20% rate, regardless of how long a shareholder has held the shares in the Fund.

     Each Fund is required to withhold 31% of all ordinary income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom a Fund is notified that the shareholder has underreported income in the past, or who fails to certify to a Fund that the shareholder is not subject to such withholding. Shareholders who fail to furnish their current tax identification numbers are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not willfull neglect. An individual's taxpayer identification number is his or her Social Security number. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     Exempt-Interest Dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that a Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of a Fund's total distributions (not including capital gain dividend) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

     A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of a Fund's income that was tax-exempt during the period covered by the distribution.

     Each Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that a Fund will be able to do so. A shareholder may therefore recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of that Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Long-term capital gain is generally taxable to individuals at a 20% rate. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

     Securities Issued or Purchased at a Discount. A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local, foreign and other taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state, local, or foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                                  DISTRIBUTION

     Evergreen Distributors, Inc. ("EDI") is the distributor of the Funds' shares. EDI is a wholly owned subsidiary of BISYS Fund Services, Inc. Each Fund has adopted a Distribution Plan (each a "Plan," together the "Plans") pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares. The purpose of the Plans is to permit each of the Funds to compensate EDI for services provided and expenses incurred by it in promoting the sale of shares of the Fund, reducing redemptions, or maintaining or improving services provided to shareholders by EDI or Financial Institutions. The Plans provide for monthly payments by the Funds to EDI out of the Funds' assets attributable to the class of shares, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plans for such periods as they may determine. Any material increase in amounts payable under a Plan would require shareholder approval.

     EDI is the principal underwriter of the continually offered shares of each of the Funds pursuant to a distribution agreement between EDI and the Trust. EDI is not obligated to sell any specific amount of shares of any Fund and will purchase shares of a Fund for resale only against orders for shares.

     The Plans provides for payments by each Fund to EDI at the annual rate described in the prospects, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plans as to any Fund for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees.

     For the periods indicated, each Fund paid the following amounts to EDI or the previous distributor of the Funds under its respective Plan with respect to its Class A shares (in thousands):

                                                                          Fiscal Year  Fiscal Year  Fiscal Year
                                                                             Ended        Ended        Ended
                                                                           July 31,   July 31, 1999  July 31, 1998
                                                                              2000

Evergreen CRT California Tax-Exempt Money Market Fund.....................    $375        $331         $319
Evergreen CRT Money Market Fund...........................................  $20,300      $17,110      $12,419
Evergreen CRT New York Tax-Exempt Money Market Fund.......................    $106         $76          $48
Evergreen CRT Tax-Exempt Money Market Fund................................   $2,697      $2,884       $2,598
Evergreen U.S. Government Money Market Fund...............................  $13,883      $13,846      $11,802

     EDI or the previous distributor paid amounts to Financial Institutions (including affiliates of EDI or the previous distributor qualifying as Financial Institutions) with respect to the Funds as follows (in thousands):

                                                                          Fiscal Year  Fiscal Year  Fiscal Year
                                                                             Ended        Ended        Ended
                                                                          July   31,  July 31, 1999  July 31, 1998
                                                                             2000
Evergreen CRT California Tax-Exempt Money Market Fund.....................    $375        $331         $319
Evergreen CRT Money Market Fund...........................................  $20,300      $17,110      $12,419
Evergreen CRT New York Tax-Exempt Money Market Fund.......................    $106         $76          $63
Evergreen CRT Tax-Exempt Money Market Fund................................   $2,697      $2,884       $2,598
Evergreen U.S. Government Money Market Fund...............................  $13,883      $13,846      $11,802

     Continuance of a Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Trust, and have no direct or indirect financial interest in the operation of the Plan and related agreements (the "Independent Trustees"), cast in person at a meeting called for that purpose. All material amendments to a Plan must be likewise approved by the Trustees and the Independent Trustees.

     A Plan may not be amended in order to increase materially the costs which a Fund may bear for distribution pursuant to the Plan without also being approved by a majority of the outstanding voting securities of that Fund. Each Plan terminates automatically in the event of its assignment and may be terminated as to any Fund without penalty, at any time, by a vote of a majority of the outstanding voting securities of the Fund or by a vote of a majority of the Independent Trustees.

     In order to compensate Financial Institutions for services provided in connection with sales of Class A shares and the maintenance of shareholder accounts (or, in the case of certain Financial Institutions which are banking institutions, for certain administrative and shareholder services), EDI, the investment advisors, or their affiliates may make periodic payments (from any amounts received under the Plans or from their other resources) to any qualifying Financial Institution based on the average net assets of Class A shares for which the Financial Institution is designated as the financial institution of record. Such payments may be made at an annual rate of 0.38% in the case of Evergreen CRT Money Market Fund and Evergreen U.S. Government Money Market Fund, and 0.33% in the case of Evergreen CRT Tax-Exempt Money Market Fund and Evergreen CRT California Tax-Exempt Money Market Fund. Up to 0.50% of the average daily net assets of Class A shares of Evergreen CRT New York Tax-Exempt Money Market Fund may be payable as 12b-1 fees; however, currently the 12b-1 fees are limited to 0.38%. These payments may be suspended or modified at any time, and payments are subject to the continuation of each Fund's Plan and of applicable agreements between EDI and the applicable Financial Institution. Financial Institutions receiving such payments include First Union Securities, Inc., an affiliate of the Funds' investment advisors. For this purpose, "average net assets" attributable to a shareholder account means the product of (i) the average daily share balance of the Fund account multiplied by (ii) the Fund's net asset value per share. For administrative reasons, EDI may enter into agreements with certain Financial Institutions providing for the calculation of "average net assets" on the basis of assets of the accounts of the Financial Institutions' customers on an established day in this period.

                                  ORGANIZATION

     The Trust is an open-end investment company established under the laws of The Commonwealth of Massachusetts by Agreement and Declaration of Trust dated June 14, 1993.

     Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, separate votes will be taken by each Fund on matters affecting an individual Fund. Additionally, approval of the Management Contract is a matter to be determined separately by each Fund. Shares have noncumulative voting rights. Although a Fund is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if a Fund were liquidated, the shares of that Fund would receive the net assets of that Fund. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

     Additional Funds may be created from time to time with different investment objectives. In addition, the Trustees have the right, subject to any necessary regulatory approvals, to create more than one class of shares in a Fund, with the classes being subject to different charges and expenses and having such other different rights as the Trustees may prescribe and to terminate any Fund of the Trust.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

                                    CUSTODIAN

     State  Street  Bank  and  Trust  Company,  225  Franklin  Street,   Boston,
Massachusetts 02110, audits the financial statements of each Fund.

                              INDEPENDENT AUDITORS

     KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Evergreen   Service  Company   ("ESC"),   200  Berkeley   Street,   Boston,
Massachusetts 02106, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly owned subsidiary of First Union Corporation.

                                  ADMINISTRATOR

     Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Funds. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee from each Fund at an annual rate of 0.02% of the Fund's average daily net assets.

                    PERFORMANCE INFORMATION AND CALCULATIONS

Current, Effective and Tax Equivalent Yields

     Below are the yields for the Class A shares of the Funds for the seven-day period ended July 31, 2000. With respect to the tax-equivalent yield of Evergreen CRT Money Market Fund, a federal tax rate of 36% is assumed, for Evergreen CRT California Tax-Exempt Money Market Fund, a combined federal and state tax rate 42.93% is assumed and for Evergreen CRT New York Tax-Exempt Money Market Fund, a combined federal, state, and city tax rate 43.50% is assumed.

----------------------------------------------------------------------- ----------- ----------- -------------
                                                                                                Tax
                                                                                                Equivalent
Fund                                                                    Current     Effective   Yield

----------------------------------------------------------------------- ----------- ----------- -------------
----------------------------------------------------------------------- ----------- ----------- -------------
Evergreen CRT California Tax-Exempt Money Market Fund                   3.36%       3.42%       5.89%
----------------------------------------------------------------------- ----------- ----------- -------------
----------------------------------------------------------------------- ----------- ----------- -------------
Evergreen CRT Money Market Fund                                         5.80%       5.96%       9.06%
----------------------------------------------------------------------- ----------- ----------- -------------
----------------------------------------------------------------------- ----------- ----------- -------------
Evergreen CRT New York Tax-Exempt Money Market Fund                     3.43%       3.49%       6.07%
----------------------------------------------------------------------- ----------- ----------- -------------
----------------------------------------------------------------------- ----------- ----------- -------------
Evergreen CRT Tax-Exempt Money Market Fund                              3.60%       3.67%       N/A
----------------------------------------------------------------------- ----------- ----------- -------------
----------------------------------------------------------------------- ----------- ----------- -------------
Evergreen U.S. Government Money Market Fund                             5.61%       5.77%       N/A
----------------------------------------------------------------------- ----------- ----------- -------------

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

     The following is the formula used to calculate average annual total return:

                                                              [OBJECT OMITTED]



     P = initial payment of $1,000 T = average annual total return N = number of years

     ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                     [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                            [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                            [OBJECT OMITTED]


     The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustee. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

                                     PART C

                                OTHER INFORMATION


Item 23. Financial Statements and Exhibits


Exhibit
Number    Description
-------   ------------
(a)       Agreement and Declaration of Trust                          Incorporated by reference from the Registrant's
                                                                      Registration Statement on Form N-1A under the
                                                                      Securities Act of 1993, as amended, filed on
                                                                      July 7, 1993.

(a)(1)    Amendments to Agreement and Declaration of Trust            Incorporated by reference to Registrant's
                                                                      Pre-Effective Amendment No. 1, filed on October 15,
                                                                      1993 and Pre-Effective Amendment No. 2 filed on
                                                                      November 5, 1993.

(b)       Bylaws                                                      Incorporated by reference from the Registrant's
                                                                      Registration Statement on Form N-1A under the
                                                                      Securities Act of 1993, as amended, filed on
                                                                      July 7, 1993.

(c)       Forms of certificate representing shares of beneficial      Incorporated by reference from the Registrant's
          interest; Portions of Agreement and Declaration of Trust    Registration Statement on Form N-1A under the
          Relating to Shareholders' Rights; Portions of Bylaws        Securities Act of 1993, as amended, filed on
          Relating to Shareholders' Rights                            July 7, 1993.

(d)(1)    Investment Advisory and Management Agreement between        Filed herein.
          the Registrant and First Union National Bank

(d)(2)    Investment Advisory and Management Agreement between        Filed herein.
          the Registrant and Evergreen Investment Management
          Company

(e)       Form of Principal Underwriting Agreement between            Filed herein.
          Registrant and Evergreen Distributor, Inc.

(f)       Deferred Compensation Plan                                  Filed herein.

(g)       Custody Agreement between Registrant and State Street       Filed herein.
          Bank and Trust Company

(h)(1)    Draft Processing Agency Agreement dated                     Incorporated by reference to Registrant's
          December 20, 1993                                           Post-Effective Amendment  No. 1, filed on
                                                                      October 3, 1994.

(h)(2)    Administration Services Agreement between Registrant        Filed herein.
          and Evergreen Investment Services, Inc.

(h)(3)    Transfer Agency Agreement between Registrant and            Filed herein.
          Evergreen Service Company

(h)(4)    Letter Amendment to Transfer Agency Agreement between       Filed herein.
          the Registrant and Evergreen Service Company

(i)       Opinion and Consent of Ropes & Gray                         Incorporated by reference to Registrant's
                                                                      Pre-Effective Amendment No. 1, filed on
                                                                      October 15, 1993.

(j)       Consent of KPMG LLP                                          Filed herein.

(k)       Not applicable

(l)       Initial Capital Agreement dated December 17, 1993           Incorporated by reference to Registrant's
                                                                      Post-Effective Amendment  No. 1, filed on
                                                                      October 3, 1994.

(m)       Plan of Distribution                                        Filed herein.

(n)       Not applicable

(o)       Multiple Class Plan                                         Filed herein.

(p)       Code of Ethics                                              Filed herein.

------------------


Item 24.  Persons Controlled by or Under Common Control with Registrant

     None.

Item 25.  Indemnification

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.


Item 26.  Business and Other Connections of Investment Advisor


        The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman, First Union Corporation and First
                                   Union National Bank

G. Kennedy Thompson                Chief Executive Officer, President and
                                   Director, First Union Corporation and First
                                   Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

         All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information  required by this item with respect to Evergreen Investment
Management  Company  (formerly  Keystone   Investment   Management  Company)  is
incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.


Item 27.  Principal Underwriters

     Evergreen  Distributor,  Inc.  acts  as  principal   underwriter  for  each
registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

Maryann Bruce                      President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Sheehan, Dell and Mangum are located at the following address:
Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

     Ms. Bruce is located at 201 South College Street, Charlotte, NC 28288.

     The Registrant has not paid, directly or indirectly, any commissions or other compensation to the Principal Underwriters in the last fiscal year.


Item 28.  Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171



Item 29.  Management Services

     Not applicable.


Item 30.  Undertakings

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of November, 2000.

                                         EVERGREEN CASH RESOURCE TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of November, 2000.

/s/ William M. Ennis          /s/ Laurence B. Ashkin        /s/ Charles A. Austin, III
----------------------        ---------------------         -------------------------
William M. Ennis*             Laurence B. Ashkin*           Charles A. Austin III *
President                     Trustee                       Trustee
(Chief Operating Officer)


/s/ K. Dun Gifford            /s/ Arnold H. Dreyfuss         /s/ William Walt Pettit
------------------            ----------------------        ------------------------
K. Dun Gifford*               Arnold H. Dreyfuss*            William Walt Pettit*
Trustee                       Trustee                        Trustee


/s/ Gerald M. McDonnell       /s/ Thomas L. McVerry         /s/ Michael S. Scofield
----------------------        ---------------------         ----------------------
Gerald M. McDonnell*          Thomas L. McVerry*            Michael S. Scofield*
Trustee                       Trustee                       Chairman of the Board
                                                            and Trustee

/s/ David M. Richardson       /s/ Russell A. Salton, III MD /s/ Leroy Keith, Jr.
----------------------        ----------------------------- ----------------------
David M. Richardson*          Russell A. Salton, III MD*    Leroy Keith, Jr.*
Trustee                       Trustee                       Trustee


/s/ Richard J. Shima          /s/ Louis W. Moelchert, Jr.   /s/ Richard K. Wagoner
--------------------          ----------------------------  ----------------------
Richard J. Shima*             Louis W. Moelchert, Jr.*      Richard K. Wagoner*
Trustee                       Trustee                       Trustee


/s/ Carol Kosel               /s/ Michael H. Koonce
----------------------        ----------------------------
Carol Kosel*                  Michael H. Koonce*
Treasurer                     Secretary
(Principal Financial and
Accounting Officer)


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


*Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number    Exhibit
-------   -------
(d)(1) Investment Advisory and Management Agreement between the Registrant and First Union National Bank

(d)(2) Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company

(e) Form of Principal Underwriting Agreement between Registant and Evergreen Distributor, Inc.

(f)       Deferred Compensation Plan

(g) Custody Agreement between Registrant and State Street Bank and Trust Company

(h)(2) Administrative Services Agreement between the Registrant and Evergreen Investment Services, Inc.

(h)(3)    Transfer Agency Agreement between the Registrant and
          Evergreen Service Company

(h)(4) Letter Amendment to Transfer Agency Agreement between the Registrant and Evergreen Service Company

(j)       Consent of KPMG LLP

(m)       Plan of Distribution

(o)       Multiple Class Plan

(p)       Code of Ethics